Disclosure of information on segments - Reconciliation of segment profit (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	$ (17,945)	$ 154	$ 74,779
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	260,842	64,138	250,380
Elimination of profit of equity accounted investees [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	(323,578)	(63,777)	(225,215)
Elimination of intercompany sales [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	(71,951)	(74,637)	(108,973)
Elimination of intercompany cost of sales [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	71,697	76,780	106,726
Elimination of share in the results of subsidiaries and associates [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	44,745	1,582	49,627
Elimination of intersegment other income expense amount [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	$ 300	$ (3,932)	$ 2,234